Employee Benefits (Details) - Schedule of Post-Employee Benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Post-Employee Benefits [Abstract]
Short-term benefits	$ 549	$ 463
Post-employment benefit liabilities	141	145
Post-employment benefit liabilities included in other payables		$ 158